UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1.5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

PCM Fund, Inc.

September 30, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
COMMERCIAL MORTGAGE-BACKED SECURITIES 113.4%
Healthcare 0.8%
RMF Commercial Mortgage Pass-Through Certificates
7.471% due 01/15/2019 (g)	$1,000	$523
9.008% due 01/15/2019 (a)(g)	276	71
9.150% due 11/28/2027 (g)	475	469

		1,063

Hospitality 8.8%
Bear Stearns Commercial Mortgage Securities
5.817% due 05/14/2016 (d)(g)	1,500	1,528
Commercial Mortgage Pass-Through Certificates
5.756% due 02/05/2019 (g)	2,000	1,877
Hilton Hotel Pool Trust
0.868% due 10/03/2015 (b)(d)(g)	31,293	583
Host Marriot Pool Trust
8.310% due 08/03/2015 (d)(g)	2,000	2,113
Office Portfolio Trust
6.778% due 02/03/2016 (g)	1,000	1,015
Times Square Hotel Trust
8.528% due 08/01/2026 (g)	3,628	4,231

		11,347

Multi-class 98.1%
Banc of America Commercial Mortgage, Inc.
5.436% due 03/11/2041 (g)	2,000	1,909
5.918% due 04/11/2036 (d)(g)	929	930
6.290% due 06/11/2035 (g)	700	684
7.224% due 04/15/2036	2,500	2,678
7.925% due 11/15/2031 (d)	2,800	2,931
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	8	8
5.708% due 02/11/2041 (g)	1,000	900
5.978% due 05/11/2039 (g)	1,000	992
6.500% due 02/15/2032 (g)	1,332	1,306
6.625% due 10/15/2032 (g)	1,258	1,136
7.000% due 05/20/2030 (d)	1,541	1,692
Carey Commercial Mortgage Trust
5.970% due 09/20/2019 (d)(g)	1,327	1,342
Chase Commercial Mortgage Securities Corp.
6.484% due 02/12/2016 (d)(g)	1,000	1,041
6.650% due 07/15/2032 (g)	2,600	2,627
6.887% due 10/15/2032 (g)	1,500	1,550
Commercial Mortgage Asset Trust
6.975% due 01/17/2032 (d)	2,500	2,690
Commercial Mortgage Pass-Through Certificates
6.586% due 07/16/2034 (d)(g)	1,500	1,593
6.830% due 02/14/2034 (d)(g)	2,893	3,049
6.938% due 07/16/2034 (g)	1,500	1,589
8.445% due 08/15/2033 (g)	1,500	1,598
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039 (d)	5,000	4,974
CS First Boston Mortgage Securities Corp.
0.559% due 12/15/2035 (b)(d)(g)	24,187	898
5.322% due 08/15/2036 (g)	2,000	1,923
5.557% due 12/15/2036 (g)	2,600	2,483
7.170% due 05/17/2040 (d)	3,000	3,161
7.460% due 01/17/2035 (d)(g)	2,000	2,151
CVS Lease Pass-Through
5.880% due 01/10/2028 (g)	1,924	1,849
DLJ Commercial Mortgage Corp.
7.272% due 11/12/2031	135	138
Federal Housing Administration
7.380% due 04/01/2041	2,402	2,423
FFCA Secured Lending Corp.
1.348% due 09/18/2027 (b)(g)	6,048	164
First Union National Bank-Bank of America
6.000% due 01/15/2011 (g)	1,000	997
First Union-Lehman Brothers-Bank of America
6.778% due 11/18/2035 (d)	2,000	2,133
GE Capital Commercial Mortgage Corp.
5.274% due 07/10/2045 (g)	1,000	885
5.308% due 05/10/2043 (d)	1,000	920
GMAC Commercial Mortgage Securities, Inc.
6.500% due 05/15/2035	20	21
6.500% due 05/15/2035 (d)	2,500	2,537
6.500% due 05/15/2035 (g)	2,000	2,013
7.213% due 05/15/2030 (g)	1,500	1,396
8.335% due 09/15/2035 (g)	1,500	1,600
Greenwich Capital Commercial Funding Corp.
5.419% due 01/05/2036 (g)	1,500	1,449
GS Mortgage Securities Corp. II
5.560% due 11/10/2039 (d)	5,750	5,765
6.615% due 02/14/2016 (d)(g)	3,500	3,706
6.848% due 03/06/2020 (g)	2,000	1,918
7.644% due 08/05/2018 (g)	3,480	3,566
GSMPS Mortgage Loan Trust
8.000% due 09/19/2027 (d)(g)	1,319	1,407
JPMorgan Chase Commercial Mortgage Securities Corp.
0.807% due 03/12/2039 (b)(g)	12,092	414
5.437% due 05/15/2041 (g)	1,500	1,402
6.162% due 05/12/2034 (d)	2,000	2,079
6.465% due 11/15/2035 (d)	3,000	3,144
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035 (d)(g)	5,000	4,993
LB-UBS Commercial Mortgage Trust
5.683% due 07/15/2035 (g)	1,500	1,412
6.950% due 03/15/2034 (d)(g)	1,572	1,646
7.290% due 09/15/2034 (g)	2,000	2,095
Merrill Lynch First Franklin Mortgage Loan Trust
6.156% due 08/12/2049	2,000	1,827
Merrill Lynch Mortgage Investors, Inc.
7.108% due 12/15/2030	1,500	1,584
7.283% due 02/15/2030 (d)	2,000	2,039
Morgan Stanley Capital I
5.374% due 11/14/2042 (d)	500	467
5.379% due 08/13/2042 (g)	100	91
7.216% due 12/15/2031 (d)	200	204
7.622% due 04/30/2039 (d)(g)	1,974	1,981
7.695% due 10/03/2030 (g)	2,000	1,995
Nationslink Funding Corp.
7.050% due 03/20/2030 (g)	2,000	1,992
7.105% due 08/20/2030 (g)	2,500	2,522
Prudential Securities Secured Financing Corp.
6.755% due 06/16/2031 (g)	2,000	2,098
Trizec Hahn Office Properties
7.604% due 05/15/2016 (g)	3,000	3,153
Wachovia Bank Commercial Mortgage Trust
0.190% due 10/15/2041 (b)(d)(g)	47,487	971
4.982% due 02/15/2035 (g)	1,020	911
5.188% due 02/15/2041 (g)	2,500	2,263
5.518% due 01/15/2041 (g)	1,500	1,380
6.290% due 04/15/2034 (g)	2,000	1,976

		127,361

Multi-Family 5.7%
Commercial Capital Access One, Inc.
7.694% due 11/15/2028 (g)	3,000	3,035
Dickinson County, Iowa Revenue Notes, Series 2006
7.750% due 12/01/2012	345	342
Fannie Mae
5.237% due 06/01/2023 (d)	1,432	1,371
7.875% due 11/01/2018	19	20
9.375% due 04/01/2016 (d)	164	180
Federal Housing Administration
7.430% due 07/01/2018	231	233
8.360% due 01/01/2012	135	139
Iowa State Finance Authority Revenue Notes, Series 2006
7.500% due 11/01/2007	40	40
Multi-Family Capital Access One, Inc.
8.949% due 01/15/2024	2,000	2,065

		7,425

Total Commercial Mortgage-Backed Securities (Cost $149,430)		147,196

CORPORATE BONDS & NOTES 10.6%
Banking & Finance 1.9%
Bear Stearns Cos., Inc.
6.950% due 08/10/2012	1,000	1,044
Ford Motor Credit Co.
8.000% due 12/15/2016 (d)	500	468
GMAC LLC
6.000% due 09/15/2008	180	175
Tenneco, Inc.
8.625% due 11/15/2014 (d)	750	759

		2,446

Industrials 7.9%
Bon-Ton Stores, Inc.
10.250% due 03/15/2014 (d)	500	470
CCCA LLC
7.800% due 10/15/2008 (g)	642	649
CCO Holdings LLC
8.750% due 11/15/2013	500	505
CSC Holdings, Inc.
7.875% due 02/15/2018	500	488
Dynegy Holdings, Inc.
7.125% due 05/15/2018 (d)	500	459
EchoStar DBS Corp.
7.125% due 02/01/2016 (d)	500	516
HCA, Inc.
6.750% due 07/15/2013 (d)	1,250	1,128
9.250% due 11/15/2016 (d)(g)	600	639
Intelsat Bermuda Ltd.
9.250% due 06/15/2016 (d)	1,000	1,043
Lyondell Chemical Co.
8.250% due 09/15/2016 (d)	500	566
RH Donnelley Corp.
8.875% due 01/15/2016	950	973
SemGroup LP
8.750% due 11/15/2015 (g)	500	491
Sungard Data Systems, Inc.
9.125% due 08/15/2013	500	522
United AirLines, Inc.
6.636% due 07/02/2022 (g)	1,000	1,000
Verso Paper Holdings LLC
9.125% due 08/01/2014	800	828

		10,277

Utilities 0.8%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	500	501
NRG Energy, Inc.
7.250% due 02/01/2014	350	352
7.375% due 02/01/2016	150	151

		1,004

Total Corporate Bonds & Notes (Cost $13,703)		13,727

REAL ESTATE ASSET-BACKED SECURITIES 20.1%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	2,500	2,164
Ameriquest Mortgage Securities, Inc.
9.008% due 02/25/2033	450	217
Asset-Backed Securities Corp. Home Equity
7.881% due 06/21/2029	295	78
Bear Stearns Second Lien Trust
7.631% due 12/25/2036 (g)	2,316	751
CDC Mortgage Capital Trust
9.399% due 03/25/2033	340	31
Conseco Finance Securitizations Corp.
7.960% due 02/01/2032	2,000	1,781
7.970% due 05/01/2032	859	713
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2033 (d)	442	442
Fannie Mae
5.000% due 11/25/2035 (d)	440	359
6.113% due 07/01/2012 (d)	5,733	5,905
6.306% due 09/25/2023	45	46
7.000% due 10/01/2033 (d)	641	660
8.000% due 07/01/2009 - 08/01/2015 (d)	139	142
8.000% due 10/01/2010 - 07/25/2022	187	199
8.500% due 07/01/2008 - 03/01/2029	116	124
8.500% due 09/01/2022 - 04/01/2032 (d)	593	637
9.000% due 03/25/2020 (d)	284	315
Freddie Mac
5.000% due 02/15/2036 (d)	352	282
7.000% due 12/01/2007- 06/01/2016	191	198
7.000% due 03/01/2031- 08/01/2032 (d)	847	879
8.000% due 07/01/2010- 06/01/2015	20	21
8.500% due 11/15/2021 (d)	533	574
Green Tree Financial Corp.
6.180% due 04/01/2030	135	131
6.220% due 03/01/2030 (d)	537	547
6.530% due 02/01/2031	765	659
6.760% due 03/01/2030	413	429
6.810% due 12/01/2027 (d)	455	450
7.050% due 01/15/2027	922	819
7.070% due 01/15/2029	127	131
Greenpoint Manufactured Housing
7.590% due 11/15/2028	89	92
8.300% due 10/15/2026	2,000	1,993
Keystone Owner Trust
9.000% due 01/25/2029 (g)	430	382
Merrill Lynch Mortgage Investors, Inc.
5.095% due 08/25/2033 (g)	799	716
Oakwood Mortgage Investors, Inc.
5.982% due 05/15/2013	124	113
6.890% due 11/15/2032	1,000	508
Ocwen Residential Mortgage-Backed Securities Corp.
6.838% due 06/25/2039 (g)	578	465
7.000% due 10/25/2040 (g)	1,250	928
Saxon Asset Securities Trust
8.640% due 12/25/2032	547	504
Structured Asset Investment Loan Trust
8.131% due 10/25/2033	68	2
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	490
Wilshire Mortgage Loan Trust
8.990% due 05/25/2028 (g)	297	264

Total Real Estate Asset-Backed Securities (Cost $26,505)		26,141

OTHER BONDS & NOTES 3.7%
Denver Arena Trust
6.940% due 11/15/2019 (g)	1,835	1,816
First International Bank N.A.
11.502% due 04/15/2026 (g)	1,856	159
Lexington, Virginia Industrial Development Authority Revenue Notes, Series 2007
8.000% due 01/01/2015	620	629
Little Rock, Arkansas Municipal Property Owners Multipurpose Improvement District Special Tax Bonds, (GO OF DIST Insured), Series 2007
7.200% due 03/01/2032	1,000	983
PPM America High Yield CBO Ltd.
6.235% due 06/01/2011	219	167
U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	633	5
West Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,000	985

Total Other Bonds & Notes (Cost $6,328)		4,744

SHORT-TERM INSTRUMENTS 8.0%
Commercial Paper 3.9%
Freddie Mac
4.000% due 10/01/2007	5,000	5,000

Repurchase Agreements 0.7%
State Street Bank and Trust Co.
4.400% due 10/01/2007	917	917

(Dated 09/28/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $937. Repurchase proceeds are $917.)
U.S. Treasury Bills 3.4%
3.826% due 11/29/2007 - 12/13/2007 (c)(e)(h)	4,500	4,460

Total Short-Term Instruments (Cost $10,385)		10,377

Purchased Options (j) 0.1% (Cost $104)		74
Total Investments (f) 155.9% (Cost $206,455)		$202,259
Other Assets and Liabilities (Net) (55.9%)		(72,491)

Net Assets 100.0%		$129,768

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) The average amount of borrowing outstanding during the period ended September 30, 2007 was $69,337 at a weighted average rate of 5.38%. On September 30, 2007, securities valued at $79,238 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $1,490 have been pledged as collateral for swap and swaption contracts on September 30, 2007.

(f) As of September 30, 2007, portfolio securities with an aggregate value of $4,606 were valued in good faith and pursuant to the guidelines established by the Board of Directors.

(g) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.

(h) Securities with an aggregate market value of $5 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note December Futures	Short	12/2007	4	$(1)

(i) Swap agreements outstanding on September 30, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	Windstream Corp. 8.125% due 08/01/2013	Sell	1.050%	06/20/2012	$2,000	$(17)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.700%	06/19/2025	$242,800	$(12,098)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.700%	06/21/2025	40,000	1,406
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.600%	06/21/2026	28,000	576
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.650%	06/21/2026	165,000	4,285
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	1,300	(37)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.660%	02/25/2017	62,900	(87)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.840%	02/25/2017	62,900	(59)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/19/2037	5,400	(355)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	4,200	(170)

						$(6,539)

(j) Purchased options outstanding on September 30, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 9-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.660%	02/21/2008	$9,400	$62	$45
Put - OTC 9-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.840%	02/21/2008	9,400	42	29

							$104	$74

(k) As of September 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
$4,281	$(8,477)	$(4,196)

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act 1940 is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 29, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 29, 2007